SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Yantai Public Transportation Co Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[1]	$ 103,300	$ 101,380
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[2]	160,739	157,751
Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$606,704 and US$689,814, respectively. The carrying amount of buildings and land use rights pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$1.58 million and US$1.22 million, respectively.		48,858	47,950
Collateralized by the machinery and equipment		97,000	95,197
Credit loan, no collateralized items.		14,881	14,604
F A W F Equity Investment Tianjin Co Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[3]		2,345
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[4]	3,871	3,799
Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$606,704 and US$689,814, respectively. The carrying amount of buildings and land use rights pledged to secure the borrowings as of June 30, 2025 and December 31, 2024 were US$1.58 million and US$1.22 million, respectively.		3,871	3,799
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties	[5]	1,815	1,781
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		1,396	1,369
Related Party [Member]
Related Party Transaction [Line Items]
Loans attributable to related parties		$ 271,121	$ 268,425

[1]	In December 2019, Shandong Baoya entered into loans with Yantai Guofeng Investment Holding Group Co., Ltd. (“Yantai Guofeng”). The loans bear an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya meets certain development conditions, part of the loans could be transferred to a government subsidy, and the relevant interest would be waived. None of the conditions were met. For the six months ended June 30, 2025 and 2024, the principal amount converted to government subsidies were nil. On December 31, 2024, Shandong Baoya was notified that Yantai Guofeng has transferred its creditor’s rights in Shandong Baoya to Yantai Public Transportation Co., Ltd. (“Yantai Trans”). On February 10, 2025, Yantai Trans filed an application for property preservation with the Yantai Intermediate Court, which resulted in the freezing of Shandong Baoya’s land use right. The net value of the frozen land use right was US$25.84 million as of June 30, 2025.
[2]	During May 2020, FAW Jilin entered into mortgage loans with FAW Finance Co., Ltd. The loans bear interest of 3.915% and mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40.18 million (each for the remaining principal balance). On November 1, 2022, 2023 and 2024, FAW Jilin defaulted on this mortgage loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the property, plant and equipment and land use right, pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024.
[3]	On December 19, 2024, FAW Jilin entered a mortgage loan of US$ 2.39 million with FAW Equity Investment (Tianjin) Co., Ltd. The loan bears interest of 3.10% and will mature in one year. As of June 30, 2025, FAW Jilin the mortgaged land use right has been disposed to repay the principal.
[4]	In 2016, Dezhou Yarui entered into a related party mortgage loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. In March 2022, pursuant to the loan agreement, Dezhou Jingtai filed a request in court that the Company repay the loan in advance. In April 2022, the Company reached a settlement agreement with Dezhou Jingtai. Pursuant to the settlement agreement, the outstanding balance of US$4.62 million will bear an annual interest rate of 4.9% and will be repaid in four installments, with each payment amount of US$1.16 million on and before August 1, 2024. As of March 24, 2023, the Company partially paid the first installment, which was due on February 1, 2023. In August 2023, Dezhou Yarui entered into an agreement with Dezhou Jingtai to settle the remaining amount due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of June 30, 2025 and December 31, 2024. On August 13, 2025, Dezhou Jingtai applied to the court for the auction of the collateralized assets of Dezhou Yarui. The auction process began on August 25, 2025 and has not yet concluded as of September 29, 2025.
[5]	In August and October 2023, Shandong Baoya entered into two loans totaling US$558,378 with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd.(“Jiankangdadi”). The loans bear interest of 10% and the due dates were on December 31, 2023 and April 23, 2024. As of September 29, 2025, the US$418,784 loan had its maturity extended to June 30, 2025 and the interest rate was decreased to 6.5%. The due date of the US$139,595 loan was extended to October 23, 2025, and the interest rate was decreased to 6.5%.